Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
June 30, 2022
AFF40-NPRT1-0822
1.818366.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.7% 7/21/22 to 9/29/22 (b) (Cost $1,178,525)	1,180,000	1,178,451

Domestic Equity Funds - 49.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	11,190,736	142,122,353
Fidelity Advisor Series Growth Opportunities Fund (c)	10,843,466	97,265,890
Fidelity Advisor Series Small Cap Fund (c)	5,829,888	62,204,906
Fidelity Series All-Sector Equity Fund (c)	6,388,403	56,856,788
Fidelity Series Commodity Strategy Fund (c)	6,715,396	32,435,365
Fidelity Series Large Cap Stock Fund (c)	13,431,524	219,874,052
Fidelity Series Large Cap Value Index Fund (c)	1,763,220	23,768,199
Fidelity Series Opportunistic Insights Fund (c)	8,858,611	129,690,069
Fidelity Series Small Cap Opportunities Fund (c)	6,642,987	75,065,749
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,751,368	140,193,816
Fidelity Series Value Discovery Fund (c)	9,868,864	143,888,030
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,022,586,498)		1,123,365,217

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,199,182	69,357,094
Fidelity Series Emerging Markets Fund (c)	4,014,199	33,077,002
Fidelity Series Emerging Markets Opportunities Fund (c)	18,206,674	297,861,191
Fidelity Series International Growth Fund (c)	11,889,749	166,337,587
Fidelity Series International Small Cap Fund (c)	2,937,920	44,068,793
Fidelity Series International Value Fund (c)	17,082,757	163,823,635
Fidelity Series Overseas Fund (c)	15,894,837	166,101,049
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $906,293,500)		940,626,351

Bond Funds - 8.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	264,721	2,276,600
Fidelity Series Emerging Markets Debt Fund (c)	1,604,151	11,678,217
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	475,085	3,943,208
Fidelity Series Floating Rate High Income Fund (c)	263,400	2,281,043
Fidelity Series High Income Fund (c)	1,520,531	12,270,684
Fidelity Series International Credit Fund (c)	133,326	1,103,941
Fidelity Series International Developed Markets Bond Index Fund (c)	396,943	3,505,007
Fidelity Series Investment Grade Bond Fund (c)	2,306,201	23,707,749
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,870,339	132,336,461
Fidelity Series Real Estate Income Fund (c)	744,647	7,707,095
TOTAL BOND FUNDS (Cost $239,319,665)		200,810,005

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $3,079,839)	3,079,231	3,079,846

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,172,458,027)	2,269,059,870
NET OTHER ASSETS (LIABILITIES) - 0.0%	50,051
NET ASSETS - 100.0%	2,269,109,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	70	Sep 2022	6,498,100	5,487	5,487
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	68	Sep 2022	3,409,180	917	917

TOTAL EQUITY INDEX CONTRACTS					6,404

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	384	Sep 2022	45,516,000	(77,602)	(77,602)

TOTAL PURCHASED					(71,198)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	Sep 2022	6,631,625	(50,132)	(50,132)

TOTAL FUTURES CONTRACTS					(121,330)
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,178,451.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	2,038,184	6,358,008	5,316,346	4,256	-	-	3,079,846	0.0%
Total	2,038,184	6,358,008	5,316,346	4,256	-	-	3,079,846

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	165,373,731	10,064,024	3,464,443	-	(354,943)	(29,496,016)	142,122,353
Fidelity Advisor Series Growth Opportunities Fund	113,426,978	16,990,810	1,431,446	-	(129,299)	(31,591,153)	97,265,890
Fidelity Advisor Series Small Cap Fund	75,062,505	2,375,767	1,866,425	-	(176,481)	(13,190,460)	62,204,906
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,674,746	29,870	154,827	-	(12,913)	(260,276)	2,276,600
Fidelity Series All-Sector Equity Fund	70,935,366	771,083	2,481,421	-	(510,544)	(11,857,696)	56,856,788
Fidelity Series Canada Fund	86,333,631	959,324	6,041,514	-	(242,729)	(11,651,618)	69,357,094
Fidelity Series Commodity Strategy Fund	39,848,462	448,058	6,235,012	-	774,680	(2,400,823)	32,435,365
Fidelity Series Emerging Markets Debt Fund	13,057,426	379,798	218,383	161,334	(11,797)	(1,528,827)	11,678,217
Fidelity Series Emerging Markets Debt Local Currency Fund	4,427,308	50,780	185,739	-	(26,980)	(322,161)	3,943,208
Fidelity Series Emerging Markets Fund	36,684,889	1,491,572	931,313	-	(137,819)	(4,030,327)	33,077,002
Fidelity Series Emerging Markets Opportunities Fund	337,566,672	7,039,928	9,362,571	-	(2,595,332)	(34,787,506)	297,861,191
Fidelity Series Floating Rate High Income Fund	2,675,897	58,447	307,008	28,577	(31,288)	(115,005)	2,281,043
Fidelity Series High Income Fund	16,195,054	366,674	2,605,236	196,026	(302,595)	(1,383,213)	12,270,684
Fidelity Series International Credit Fund	1,226,857	7,685	-	7,684	-	(130,601)	1,103,941
Fidelity Series International Developed Markets Bond Index Fund	638,901	3,010,975	74,598	341	(3,749)	(66,522)	3,505,007
Fidelity Series International Growth Fund	197,225,844	6,524,806	6,243,317	-	(1,502,291)	(29,667,455)	166,337,587
Fidelity Series International Small Cap Fund	53,991,986	602,997	1,661,311	-	(465,470)	(8,399,409)	44,068,793
Fidelity Series International Value Fund	199,176,336	2,222,506	12,545,375	-	(497,513)	(24,532,319)	163,823,635
Fidelity Series Investment Grade Bond Fund	34,677,953	1,216,285	10,375,022	191,812	(951,161)	(860,306)	23,707,749
Fidelity Series Large Cap Stock Fund	260,244,135	5,078,070	9,800,858	-	1,005,718	(36,653,013)	219,874,052
Fidelity Series Large Cap Value Index Fund	28,147,463	312,089	1,287,831	-	243,174	(3,646,696)	23,768,199
Fidelity Series Long-Term Treasury Bond Index Fund	143,309,882	14,267,074	6,898,041	840,356	(2,094,853)	(16,247,601)	132,336,461
Fidelity Series Opportunistic Insights Fund	152,844,704	9,726,010	1,912,605	-	(148,012)	(30,820,028)	129,690,069
Fidelity Series Overseas Fund	198,300,462	5,925,898	3,619,098	-	(438,152)	(34,068,061)	166,101,049
Fidelity Series Real Estate Income Fund	9,558,193	180,343	1,215,131	128,330	(32,570)	(783,740)	7,707,095
Fidelity Series Small Cap Opportunities Fund	92,677,106	1,007,248	2,897,826	-	(325,184)	(15,395,595)	75,065,749
Fidelity Series Stock Selector Large Cap Value Fund	166,096,507	3,147,565	9,736,034	-	(379,106)	(18,935,116)	140,193,816
Fidelity Series Value Discovery Fund	169,187,107	1,876,989	12,624,478	-	1,403,228	(15,954,816)	143,888,030
	2,671,566,101	96,132,675	116,176,863	1,554,460	(7,943,981)	(378,776,359)	2,264,801,573

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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